Inventories (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Inventories [Abstract]
Raw materials	$ 0.3		$ 0.3		$ 5.8
Finished goods	2.5		2.5		1.8
Parts and tools	1.1		1.1		0.7
Inventories	3.9		3.9		$ 8.3
Cost of inventories recognised as expense	6.8	$ 15.3	27.7	$ 24.4
Inventory Write-Up, Raw Materials	1.3	(7.1)	3.1	(6.9)
Write-downs (reversals of write-downs) of inventories	$ (1.3)	$ (0.6)	$ (2.8)	$ (0.7)